COMMON STOCK (Details Narrative) - USD ($)							3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 27, 2026	Jan. 12, 2026	Dec. 13, 2025	Dec. 11, 2025	May 03, 2024	Mar. 31, 2022	Jan. 31, 2026	Jan. 31, 2025	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024	Jan. 23, 2026
Class of Stock [Line Items]
Common stock, shares authorized									985,000,000	985,000,000	985,000,000
Common stock, par value									$ 0.001	$ 0.001	$ 0.001
Number of shares issued											433,429
Number of shares issued, value											$ 433,429
Common stock payables, shares issued											17,001
Common stock, shares issued									101,821,989	100,795,491	419,437,865
Common stock outstanding									101,821,989	100,795,491	419,437,865
Received cash proceeds									$ 1,375,000	$ 1,375,000
Interest rate										2.00%
Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares sold, value	$ 2,500,000
Transaction costs amount	$ 10,000
Asset valuation closing price per share	$ 0.11
Stock payable value	$ 55,000
Convertible Note Conversion [Member]
Class of Stock [Line Items]
Converted principal				$ 47,446
Conversion price				$ 0.245625
Interest rate				75.00%
Preceding issuance				193,164
Vivaris Capital L L C [Member]
Class of Stock [Line Items]
Settlement amount					$ 15,500
Shares were canceled					10,000,000
Director [Member]
Class of Stock [Line Items]
Shares issued								16,125,000		18,705,000	7,400,000
Number of shares issued, value								$ 5,092,557		$ 5,333,937	$ 1,192,356
Stock Subscription Agreement [Member]
Class of Stock [Line Items]
Number of shares sold, shares							500,000	29,293		22,652,626	2,262,852
Sale of stock, per share											$ 0.001
Number of shares sold, value							$ 12,500	$ 15,000		$ 1,039,000	$ 525,500
Investor Commitment Arrangement [Member] | Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Number of new shares issued during the period	500,000
Regulation A Stock Payable [Member]
Class of Stock [Line Items]
Common stock payables, shares issued											2,500
Common stock payables, shares											2,500
Common stock payables, value											$ 2,500
Number of shares sold, shares									48,584	15,250
Number of shares sold, value									$ 20,250	$ 15,250
Stock Receivable [Member]
Class of Stock [Line Items]
Number of shares issued									13,750	13,750
Number of shares issued, value									$ 13,750	$ 13,750
Stock Receivable [Member] | Vivaris Capital L L C [Member]
Class of Stock [Line Items]
Number of new shares issued during the period						10,000,000
Regulation D Stock Payable [Member]
Class of Stock [Line Items]
Number of shares sold, shares									250,000	10,000
Number of shares sold, value									$ 10,000	$ 10,000
Common Stock [Member] | Stock Subscription Agreements [Member]
Class of Stock [Line Items]
Shares issued												333,334
Common stock purchase price				$ 0.15
Received cash proceeds		$ 50,000	$ 5,000
Lambda Ventures L L C [Member]
Class of Stock [Line Items]
Number of shares sold, shares	500,000								500,000
Number of shares sold, value									$ 55,000
Sale of stock, per share	0.11
Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of stock, per share	$ 0.001
Number of shares sold, value	$ 30,000,000
Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock purchase commitment	25,000
Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock purchase commitment	$ 500,000